Accounting Policies, by Policy (Policies)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s financial position, its results of operations and its cash flows, as applicable, have been made. Interim results are not necessarily indicative of results to be expected for the full year. The information included in this Form 10-Q should be read in conjunction with information included in the Company’s December 31, 2021 annual report on Form 10-K filed on June 17, 2022.

The Company’s operations and business may still be subject to adverse effect due to the unprecedented conditions surrounding the spread of COVID-19 throughout North America, Israel, China and the rest of the world. Although currently the COVID-19 (due to the measures implemented to reduce the spread of the virus) have not had a material adverse effect on the Company’s consolidated financial reports, however, there were lockdowns in numerous provinces, which prevented employees of MICT and representatives of Friedman LLP, MICT’s registered independent audit firm from accessing a number of MICT’s offices in these affected provinces, which cause a delay in filing the financial reports on time. In addition, there was a decrease in revenues from Guangxi Zhongtong as a result of the lockdown in certain cities and regions due to the COVID-19 impacts.; there can be no assurance that Company’s financial reports will not be affected in the future from COVID-19 or resulting from restrictions and other government actions.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP).

The Company’s operations and business may still be subject to adverse effect due to the unprecedented conditions surrounding the spread of COVID-19 throughout North America, Israel, China and the world. Although currently the COVID-19 (due to the measures implemented to reduce the spread of the virus) have not had a material adverse effect on the Company consolidated financial reports; there can be no assurance that Company’s financial reports will not be affected in the future from COVID-19 or resulting from restrictions and other government actions.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with generally accepted accounting principles in the U.S. GAAP. The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries and variable interest entities. All significant intercompany transactions and balances among the Company and its subsidiaries are eliminated upon consolidation.

Principle of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries and variable interest entities. All significant inter-company transactions and balances among the Company and its subsidiaries are eliminated upon consolidation.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Companies in China conducts their businesses in the local currency, Renminbi (RMB), as its functional currency. The Companies in Israel conducts their businesses in the local currency, New Israeli Shekel (NIS), as its functional currency. The Companies in Hong Kong conducts their businesses in the local currency, Hong Kong Dollar (HKD), as its functional currency.

Assets and liabilities are translated at the noon buying rate in the City of New York for cable transfers of RMB, NIS and HKD as certified for customs purposes by the Federal Reserve Bank of New York at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Companies in China conducts their businesses in the local currency, Renminbi (RMB), as its functional currency. The Companies in Israel conducts their businesses in the local currency, New Israeli Shekel (NIS), as its functional currency. The Companies in Hong Kong conducts their businesses in the local currency, Hong Kong Dollar (HKD), as its functional currency.

Assets and liabilities are translated at the noon buying rate in the City of New York for cable transfers of RMB, NIS and HKD as certified for customs purposes by the Federal Reserve Bank of New York at the end of the period. The statement of operations accounts is translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

As of December 31, 2021 and 2020, substantially all of the Company’s subsidiaries operating activities and major assets and liabilities, are denominated in foreign currency. All foreign exchange transactions take place through either the authorized financial institutions at exchange rates quoted by People’s Bank of China (“PBOC”) or by Bank of Israel. The value of foreign currency is subject to change in central government policies and international economic and political developments affecting supply. When there is a significant change in value of foreign currency, the gains and losses resulting from translation of financial statements of a foreign subsidiary will be significant affected.

RMB was changed from 6.3726 RMB into US$1.00 at December 31, 2021 to 6.525 RMB into US$1.00 at December 31, 2020, and the average rate for the twelve month ended December 31, 2021 were 6.4508 RMB.

ILS was changed from 3.11 ILS into US$1.00 at December 31, 2021 to 3.215 ILS into US$1.00 at December 31, 2020, and the average rate for the twelve month ended December 31, 2021 were 3.229 ILS.

HKD was changed from 7.7996 HKD into US$1.00 at December 31, 2021 to 7.754 HKD into US$1.00 at December 31, 2020, and the average rate for the twelve month ended December 31, 2021 were 7.773 HKD
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in our consolidated financial statements include the useful lives of plant and equipment and intangible assets, capitalized development costs, impairment of long-lived assets, goodwill, intangible assets, allowance for doubtful accounts, revenue recognition, allowance for deferred tax assets and uncertain tax position. Actual results could differ from these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in our consolidated financial statements include the useful lives of plant and equipment and intangible assets, impairment of long-lived assets, goodwill, intangible assets, allowance for doubtful accounts, revenue recognition, allowance for deferred tax assets and uncertain tax position. Actual results could differ from these estimates.

Cash	Cash Cash consists of cash on hand, demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three months.		Cash Cash consists of cash on hand, demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three months.
Accounts receivable, net

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after thirty (30) days from payment due date. In establishing the required allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of March 31, 2022 and December 31, 2021, allowance for doubtful accounts amounted to approximately $2,738 and $2,606, respectively.

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after thirty (30) days from payment due date. In establishing the required allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2021 and December 31, 2020, allowance for doubtful accounts amounted to $2,606 and approximately $5, respectively.

Restricted Cash

Restricted Cash

The Company as an insurance broker is required to reserve 10% of its registered capital in cash held in an escrow bank account pursuant to the China Insurance Regulatory Commission (“CIRC”) rules and regulations. As of December 31, 2021 and 2020, restricted cash amounted to $2,417 and $0 respectively.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Inventories

Inventories

Inventories consisting of raw materials are stated at the lower of cost (first-in, first-out basis) or realizable value. Cost of work in process is comprised of direct materials, direct production costs and an allocation of production overheads based on normal operating capacity.

Inventories

Inventories of raw materials are stated at the lower of cost (first-in, first-out basis) or realizable value. Cost of work in process is comprised of direct materials, direct production costs and an allocation of production overheads based on normal operating capacity.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is calculated by the straight-line method over their estimated useful lives. Annual rates of depreciation are as follows:

Category	Useful Life
Machinery and equipment	3 – 7 years
Furniture and fixtures	3 – 14 years
Transportation equipment	4 – 7 years
Leasehold improvements	Over the shorter of lease term or life of the assets
Computer equipment	3 years

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation under the fair market value method under which compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. For stock options, fair value is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the option, the volatility of the underlying stock, the expected dividends on it, and the risk-free interest rate over the expected life of the option.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to statements of operations as incurred net of grants from the Israel Innovation Authority (formerly known as the Israel Office of the Chief Scientist of the Ministry of Economy), or IIA, and also from our Hong Kong (“HK”) online stock trading platform segment.

Earnings Per Share

Earnings (Loss) per Share

Net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding. The calculation of the basic and diluted earnings per share is the same for all periods presented, as the effect of the potential common shares equivalents is anti-dilutive due to the Company’s net loss position for all periods presented.

Segment reporting

Segment reporting

Accounting Standard Codification (“ASC”) Topic 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team.

Segment reporting

ASC Topic 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team.

Operating leases

Operating leases

The Company follows ASC No. 842, Leases. The Company determines if an arrangement is a lease or contains a lease at inception. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating lease, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating lease right-of-use assets (“ROU assets”) represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the lease liability. Lease expense is recognized on a straight-line basis over the lease term.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived nonfinancial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU asset are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

The Company recognized no impairment of ROU assets as of March 31, 2022 and December 31, 2021.

The operating lease is included in right-of-use assets and lease liability on the unaudited condensed consolidated balance sheets.

Operating leases

The Company follows ASC No. 842, Leases. The Company determines if an arrangement is a lease or contains a lease at inception. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating lease, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating lease right-of-use assets (“ROU assets”) represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the lease liability. Lease expense is recognized on a straight-line basis over the lease term.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived nonfinancial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU asset are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

The Company recognized no impairment of ROU assets as of December 31, 2021 and December 31, 2020.

The operating lease is included in right-of-use assets and lease liability on the consolidated balance sheets.

Investments

Investments

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

As of March 31, 2022 and December 31, 2021, the Company owned 31.47% and 36.8%, respectively, of shares in Micronet which was accounted for under equity method.

As of March 31, 2022 and December 31, 2021, the Company owned 24% and 24%, respectively, of the shares in Beijing Fucheng and controlled the remaining 76% through contractual arrangements as discussed in Note 1. Beijing Fucheng was therefore 100% consolidated in the unaudited condensed consolidated financial statements.

Investments

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

As of December 31, 2021, the Company owned 36.80% of shares in Micronet which was accounted for under equity method.

As of December 31, 2021, the Company owned 24% of the shares in Beijing Fucheng and controlled the remaining 76% through contractual arrangements as discussed in Note 1. Beijing Fucheng was therefore 100% consolidated in the consolidated financial statements.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

•        Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•        Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•        Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

•        Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•        Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•        Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Intangible assets

Intangible assets

The Company’s intangible assets with definite useful lives primarily consist of licensed software, capitalized development costs, platform system, and land-use rights. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives. The Company did not record any impairment of intangible assets as of March 31, 2022 and December 31, 2021.

Intangible assets are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
Licensed & software	indefinite useful life and some of them for 10 years
Technology know-how	6 years
Trade name/trademarks	indefinite useful life and some of them for 5 years
Customer relationship	5 – 10 years

Intangible assets

The Company’s intangible assets with definite useful lives primarily consist of licensed software, capitalized development costs, platform system, and land-use rights. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives. The Company did not record any impairment of intangible assets as of December 31, 2021 and December 31, 2020.

Intangible assets are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
License & software	indefinite useful life and some of them for 10 years
Technology know-how	6 years
Trade name/trademarks	indefinite useful life and some of them for 5 years
Customer relationship	5 – 10 years

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in the acquisition of a business. We test goodwill for impairment annually in the fourth quarter and when events or changes in circumstances indicate that the fair value of a reporting unit with goodwill has been reduced below its carrying value. On January 26, 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The standard simplifies the accounting for goodwill impairment by requiring a goodwill impairment to be measured using a single step impairment model, whereby the impairment equals the difference between the carrying amount and the estimated fair value of the specified reporting units in their entirety. This eliminated the second step of the previous impairment model that required companies to first estimate the fair value of all assets in a reporting unit and measure impairments based on those estimated fair values and a residual measurement approach. It also specifies that any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The Company did not record any impairment of goodwill as of March 31, 2022 and December 31, 2021.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in the acquisition of a business. We test goodwill for impairment annually in the fourth quarter and when events or changes in circumstances indicate that the fair value of a reporting unit with goodwill has been reduced below its carrying value. On January 26, 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The standard simplifies the accounting for goodwill impairment by requiring a goodwill impairment to be measured using a single step impairment model, whereby the impairment equals the difference between the carrying amount and the estimated fair value of the specified reporting units in their entirety. This eliminated the second step of the previous impairment model that required companies to first estimate the fair value of all assets in a reporting unit and measure impairments based on those estimated fair values and a residual measurement approach. It also specifies that any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The Company did not record any impairment of goodwill as of December 31, 2021 and December 31, 2020.

Revenue Recognition

Revenue Recognition

We recognize our revenue under ASC 606. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. It also requires us to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

We recognize revenue which represents the transfer of goods and services to customers in an amount that reflects the consideration to which we expect to be entitled in such exchange. We identify contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when control of goods and services are provided to customers.

We use a five-step model to recognize revenue from customer contracts. The five-step model requires us to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy the performance obligation.

We derive our revenues from sales contracts with our customers with revenues being recognized upon performance of services. Our contracts with customers generally do not include a general right of return relative to the delivered products or services. We applied practical expedient when sales taxes were collected from customers, meaning sales tax is recorded net of revenue, instead of cost of revenue, which are subsequently remitted to governmental authorities and are excluded from the transaction price.

With respect to Micronet applicable revenue recognition U.S. GAAP requirements, Micronet implements a revenue recognition policy pursuant to which it recognizes its revenues at the amount to which it expects to be entitled when control of the products or services is transferred to its customers. Control is generally transferred when the Company has a present right to payment and title and the significant risks and rewards of ownership of products are transferred to its customers. There is limited discretion needed in identifying the point control passes: once physical delivery of the products to the agreed location has occurred, Micronet no longer has physical possession of the product and will be entitled at such time to receive payment while relieved from the significant risks and rewards of the goods delivered. For most of Micronet’s products sales, control transfers when products are shipped.

The Company’s revenues from the insurance division are generated from: a) providing customers with marketing promotion and information drainage services, which is to charge information service fees according to the customer traffic information provided to customers with business needs; b) to providing insurance brokerage services or insurance agency services on behalf of insurance carriers. With respect to the information drainage services and insurance brokerage services applicable to revenue recognition U.S. GAAP requirements, the company implements a revenue recognition policy pursuant to which it recognizes its revenues at the amount to which it expects to be entitled when control of the products or services is transferred to its customers. Control is generally transferred when the Company has a present right to payment and title and the significant risks and rewards of ownership of products are transferred to its customers. Our performance obligation to the insurance carrier is satisfied and commission revenue is recognized at the point in time when an insurance policy becomes effective. The Company provides customers with information drainage services and settles service charges with customers on the monthly basis. Performance obligation is satisfied at point in time when the requested information is delivered to the customer.

The Company’s revenues from the online stock trading platform are generated from stock trading commission income. Magpie provides trade execution to its customers. Commission revenue is recognized when transfer of control occurs. Trade execution performance obligation generally occurs on the trade date because that is when the underlying financial instrument (for a purchase) or purchaser (for a sale) is identified and the pricing is agreed upon.

In accordance with ASC 606-10-55, Revenue Recognition: Principal Agent Considerations, the Company considers several factors in determining whether it acts as the principal or as an agent in the arrangement of merchandise sales and provision of various related services and thus whether it is appropriate to record the revenues and the related cost of sales on a gross basis or record the net amount earned as service fees. For insurance brokerage services, we have identified our promise to sell insurance policies on behalf of the insurance carriers as the performance obligation in our contracts with the insurance carriers.

Revenue Recognition

We recognize our revenue under ASC 606. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. It also requires us to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

We recognize revenue which represents the transfer of goods and services to customers in an amount that reflects the consideration to which we expect to be entitled in such exchange. We identify contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when control of goods and services are provided to customers.

We use a five-step model to recognize revenue from customer contracts. The five-step model requires us to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy the performance obligation.

We derive our revenues from sales contracts with our customers with revenues being recognized upon performance of services. Our contracts with customers generally do not include a general right of return relative to the delivered products or services. We applied practical expedient when sales taxes were collected from customers, meaning sales tax is recorded net of revenue, instead of cost of revenue, which are subsequently remitted to governmental authorities and are excluded from the transaction price.

With respect to Micronet applicable revenue recognition U.S. GAAP requirements, Micronet implements a revenue recognition policy pursuant to which it recognizes its revenues at the amount to which it expects to be entitled when control of the products or services is transferred to its customers. Control is generally transferred when the Company has a present right to payment and title and the significant risks and rewards of ownership of products are transferred to its customers. There is limited discretion needed in identifying the point control passes: once physical delivery of the products to the agreed location has occurred, Micronet no longer has physical possession of the product and will be entitled at such time to receive payment while relieved from the significant risks and rewards of the goods delivered. For most of Micronet’s products sales, control transfers when products are shipped.

The Company’s revenues from the insurance division are generated from: a) providing customers with marketing promotion and information drainage services, which is to charge information service fees according to the customer traffic information provided to customers with business needs; b) to providing insurance brokerage services or insurance agency services on behalf of insurance carriers. With respect to the information drainage services and insurance brokerage services applicable to revenue recognition U.S. GAAP requirements, the company implements a revenue recognition policy pursuant to which it recognizes its revenues at the amount to which it expects to be entitled when control of the products or services is transferred to its customers. Control is generally transferred when the Company has a present right to payment and title and the significant risks and rewards of ownership of products are transferred to its customers. Our performance obligation to the insurance carrier is satisfied and commission revenue is recognized at the point in time when an insurance policy becomes effective. The Company provides customers with information drainage services and settles service charges with customers on the monthly basis. Performance obligation is satisfied at point in time when the requested information is delivered to the customer.

The Company’s revenues from the online stock trading platform are generated from stock trading commission income. Magpie provides trade execution to its customers. Commission revenue is recognized when transfer of control occurs. Trade execution performance obligation generally occurs on the trade date because that is when the underlying financial instrument (for a purchase) or purchaser (for a sale) is identified and the pricing is agreed upon.

In accordance with ASC 606-10-55, Revenue Recognition: Principal Agent Considerations, the Company considers several factors in determining whether it acts as the principal or as an agent in the arrangement of merchandise sales and provision of various related services and thus whether it is appropriate to record the revenues and the related cost of sales on a gross basis or record the net amount earned as service fees. For insurance brokerage services, we have identified our promise to sell insurance policies on behalf of the insurance carriers as the performance obligation in our contracts with the insurance carriers.

Income Taxes

Income Taxes

Deferred taxes are determined utilizing the “asset and liability” method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it’s more likely than not that deferred tax assets will not be realized in the foreseeable future.

The Company applied FASB ASC Topic 740-10-25, “Income Taxes,” which provides guidance for recognizing and measuring uncertain tax positions and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

MICT and its subsidiaries and VIEs within the jurisdiction of the United States, Israel and China are subject to a tax examination for the most recent three, four and five years, respectively.

Income Taxes

Deferred taxes are determined utilizing the “asset and liability” method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it’s more likely than not that deferred tax assets will not be realized in the foreseeable future.

The Company applied FASB ASC Topic 740-10-25, “Income Taxes,” which provides guidance for recognizing and measuring uncertain tax positions and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

MICT and its subsidiaries and VIEs within the jurisdiction of the United States, Israel and China are subject to a tax examination for the most recent three, four and five years, respectively.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation granted to the Company’s employees and consultants are measured at fair value on grant date and stock-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the underlying shares, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the stock-based compensation changes significantly, stock-based compensation expense may differ materially in the future from that recorded in the current reporting period.

Stock-Based Compensation

Stock-based compensation granted to the Company’s employees and consultants are measured at fair value on grant date and stock-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the underlying shares, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the stock-based compensation changes significantly, stock-based compensation expense may differ materially in the future from that recorded in the current reporting period.

Reclassification

Reclassification

Prior to the deconsolidation of Micronet, Micronet had been taking active steps to sell its building within the year 2021. The company reclassified the related assets which were previously included in property and equipment, net and intangible assets, net to held-for-sale as of December 31, 2020.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives. The Company evaluates property and equipment and purchased intangible assets with finite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flow and recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the asset plus the net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, it reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. As of December 31, 2021, and 2020, no indicators of impairment have been identified.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

FASB ASC Topic 220-10, “Reporting Comprehensive Income,” requires the Company to report in its consolidated financial statements, in addition to its net loss, comprehensive income (loss), which includes all changes in equity during a period from non-owner sources including, as applicable, foreign currency items, and other items.

The Company’s other comprehensive income for all periods presented is related to the translation from functional currency to the presentation currency.

Financial Instruments

Financial Instruments

1.      Concentration of credit risks:

Financial instruments that have the potential to expose the Company to credit risks are mainly cash and cash equivalents, bank deposit accounts.

The Company holds cash and cash equivalents, securities and deposit accounts at large banks in Israel, thereby substantially reducing the risk of loss.

The Company performs ongoing credit evaluations of its loans to related parties for the purpose of determining the appropriate allowance impairment and has a convection feature as a collateral. An appropriate allowance for impairment is included in the accounts.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment reporting

Segment reporting

FASB ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on management’s assessment, the Company determined that it has two operating segments and therefore two reportable segments as defined by ASC 280, which are central processing algorithm services and intelligent chips and services

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments — Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments Credit Losses Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-02 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. The Company does not expect the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations”. The amendments in this Update address how to determine whether a contract liability is recognized by the acquirer in a business combination and resolve the inconsistency of measuring revenue contracts with customers acquired in a business combination by providing specific guidance on how to recognize and measure acquired contract assets and contract liabilities from revenue contracts in a business combination. The amendments in this Update apply to all entities that enter into a business combination within the scope of Subtopic 805-10, Business Combination-Overalls. For public business entities, ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application is permitted. The amendments in this Update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations, comprehensive loss and cash flows.

Recently issued accounting pronouncements

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments — Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments — Credit Losses — Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-02 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. The Company does not expect the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables — Non-refundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. Early application is not permitted. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for annual periods beginning after December 15, 2020 for public business entities. Early application is permitted. The amendments in this Update should be applied retrospectively. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations”. The amendments in this Update address how to determine whether a contract liability is recognized by the acquirer in a business combination and resolve the inconsistency of measuring revenue contracts with customers acquired in a business combination by providing specific guidance on how to recognize and measure acquired contract assets and contract liabilities from revenue contracts in a business combination. The amendments in this Update apply to all entities that enter into a business combination within the scope of Subtopic 805-10, Business Combination-Overalls. For public business entities, ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application is permitted. The amendments in this Update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations, comprehensive loss and cash flows
TINGO, INC. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates and Assumptions

Use of Estimates — The preparation of financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Although we believe the estimates and assumptions used in preparing these financial statements and related notes are reasonable in light of known facts and circumstances, actual results could differ from those estimates.

Use of Estimates — The preparation of financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Although we believe the estimates and assumptions used in preparing these financial statements and related notes are reasonable in light of known facts and circumstances, actual results could differ from those estimates.

Accounts receivable, net

Accounts Receivable — The total value of the three-year mobile leasing contract is recognized under accounts receivables at the outset. The balance is due and payable and is credited as receipts are received from the customers under the mobile leasing contracts. Management reviews accounts receivable periodically to determine if any receivables will potentially be uncollectible. Management’s evaluation includes several factors including the aging of the accounts receivable balances, a review of significant past due accounts, economic conditions, and our historical write-off experience, net of recoveries. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. Given the manner in which we bundle our services with our branded phones, we do not typically incur a substantial amount of bad debt. Accordingly, absent a substantial outlying event such as Covid-19, we do not expect to incur bad debts of any material significance. During the year ended December 31, 2021, a general allowance of 3 percent was made on all account receivables to cushion the possible effect of Covid 19 on our customers. On a proforma basis, we recognized bad debt expense of $99,247 and $8,698,024 relating to our receivables in 2021 and 2020, respectively. This is in line with our expectations, inasmuch as our contracts for mobile leasing are with our farmer cooperative partners who, in turn, take responsibility for individual collection efforts under the terms of our mobile leasing contracts.

We offer our customers the option to purchase certain wireless devices in installments over a specified period of time and, in many cases, once certain conditions are met, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. As of December 31, 2021, all receivables on this arrangement have been collected and balance written off.

Inventories

Inventory — The Company holds certain stocks of spare parts to support the maintenance of new phones. These are recorded at cost. The company does not hold significant stock of new phones in the event of damage or replacement. Inventory is measured on the first-in, first-out method.

Inventory — The Company holds certain stocks of spare parts to support the maintenance of new phones. These are recorded at cost. The company does not hold significant stock of new phones in the event of damage or replacement. Inventory is measured on the first-in, first-out method.

Inventory — The Company holds certain stocks of spare parts to support the maintenance of new phones. These are recorded at cost. The company does not hold significant stock of new phones in the event of damage or replacement. Inventory is measured on the first-in, first-out method.

Earnings Per Share

Earnings Per Share — Basic and diluted per share calculations are computed utilizing the weighted-average number of shares of common stock outstanding for the period. Pursuant to our 2021 Equity Incentive Plan adopted in 2021, in accordance with ASC 260, Earnings Per Share, the unvested shares of restricted stock awarded in the first quarter of 2022 pursuant to our equity compensation plans are participating securities and, therefore, are included in the basic earnings per share calculation.

Earnings Per Share — Basic and diluted per share calculations are computed utilizing the weighted-average number of shares of common stock outstanding for the period. Pursuant to our 2021 Equity Incentive Plan adopted subsequent to quarter-end, in accordance with ASC 260, Earnings Per Share, the unvested shares of restricted stock awarded pursuant to our equity compensation plans are participating securities and, therefore, will be included in the basic earnings per share calculation in future quarters.

Earnings Per Share — Basic and diluted per share calculations are computed utilizing the weighted-average number of shares of common stock outstanding for the period. Pursuant to our 2021 Equity Incentive Plan adopted during the fourth quarter of 2021, in accordance with ASC 260, Earnings Per Share, the unvested shares of restricted stock awarded pursuant to our equity compensation plans are participating securities and, therefore, are included in the basic earnings per share calculation.

Income Taxes

Income Taxes — The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the accounting bases and the tax bases of the Company’s assets and liabilities. The deferred tax assets are computed using enacted tax rates in effect for the year in which the temporary differences are expected to reverse.

The Company has adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the consolidated financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. At March 31, 2022 and December 31, 2021, there were no uncertain tax positions that required accrual.

In connection with our 2021 Equity Incentive Plan (“Incentive Plan”), for the quarter and year ended March 31, 2022 and December 31, 2021, respectively, the Company issued shares of Class A common stock valued at $55.0 million and $297.0 million, respectively, in exchange for services provided by employees, directors, officers and third-party consultants. In addition, certain portions of awards granted under the Incentive Plan in 2021 became vested during the three months ended March 31, 2022, resulting in an additional expense of $23.4 million for the quarter.

The reconciliation of income tax benefit at the U.S. statutory rate of 25.0% for quarter and year ended March 31, 2022 and December 31, 2021, respectively, to the Company’s effective tax rate is as follows:

($ in Thousands)	March 31, 2022	Percent	December 31, 2021	Percent
Federal statutory rates	$(13,750,000)	25.0%	$(101,125,250)	25.0%
State income taxes	—	—	—	—
Permanent differences	—	—	—	—
Valuation allowance against net deferred tax assets	13,750,000	(25.0)%	102,125,250	(25.0)%
Effecitve rate	$—	0.00%	$—	0.00%

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets for the quarter and year ended March 31, 2022 and December 31, 2021, respectively, are as follows:

	March 31, 2022	December 31, 2021
Beginning of period	$—	$—
Net Operating Loss	115,875,250	102,125,250
Valuation Allowance	(115,875,250)	(102,125,250)
Net Deferred Tax Assets	$—	$—

Regarding executive compensation in shares of the Company’s Class A common stock, certain of the amounts classified as compensation expense and any income tax benefit related thereto may be disallowed as excess compensation pursuant to Section 162(m) of the Internal Revenue Code.

Subject to any such disallowances pursuant to Code Section 162(m), as of March 31, 2022, the Company has approximately $463.5 million of net operating losses carried forward to offset taxable income, if any, in future years which expire commencing in fiscal year 2037. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on this assessment, management has established a full valuation allowance against all of the deferred tax asset relating to NOL’s because it is more likely than not that all of the deferred tax asset will not be realized as the parent company is not presently income producing.

Income Taxes — The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the accounting bases and the tax bases of the Company’s assets and liabilities. The deferred tax assets are computed using enacted tax rates in effect for the year in which the temporary differences are expected to reverse.

The Company has adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the consolidated financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. At September 30, 2021 and December 31, 2020, there were no uncertain tax positions that required accrual.

Income Taxes — The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the accounting bases and the tax bases of the Company’s assets and liabilities. The deferred tax assets are computed using enacted tax rates in effect for the year in which the temporary differences are expected to reverse.

The Company has adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the consolidated financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. At December 31, 2021 and 2020, there were no uncertain tax positions that required accrual.

For the year ended December 31, 2021, the Company issued shares of Class A common stock valued at $408.5 million in exchange for services provided by employees, directors, officers and outside parties. As part of this issuance, we recorded a net operating loss on an unconsolidated basis of $297.0 million.

The reconciliation of income tax benefit at the U.S. statutory rate of 25% for the period ended December 31, 2021 and 21% for the year ended December 31, 2020, respectively, to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2021	Percent	2020	Percent
Federal statutory rates	$(102,125,250)	25.0%	$—	21.0%
State income taxes	—	—	—	—
Permanent differences	—	—	—	—
Valuation allowance against net deferred tax assets	102,125,250	25.0%	—	—
Effecitve rate	$—	0.00%	$—	0.00%

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets for the period ended December 31, 2021 and 2020 are as follows:

Deferred Tax Assets	December 31, 2021	December 31, 2020
Beginning of period	$—	$—
Net Operating Loss	102,125,250	—
Valuation Allowance	(102,125,250)	—
Net Deferred Tax Assets	$—	$—

Regarding executive compensation in shares of the Company’s Class A common stock, certain of the amounts classified as compensation expense and any income tax benefit related thereto may be disallowed pursuant to Section 162(m) of the Internal Revenue Code.

Subject to any such disallowances pursuant to Code Section 162(m), the Company has approximately $408.5 million of net operating losses carried forward to offset taxable income, if any, in future years which expire commencing in fiscal year 2037. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on this assessment, management has established a full valuation allowance against all of the deferred tax asset relating to NOL’s because it is more likely than not that all of the deferred tax asset will not be realized as the parent company is not presently income producing.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — In accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses the recoverability of the carrying value of its long-lived assets when events occur that indicate an impairment in value may exist. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. If this occurs, an impairment loss is recognized for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Impairment of Long-Lived Assets — In accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses the recoverability of the carrying value of its long-lived assets when events occur that indicate an impairment in value may exist. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. If this occurs, an impairment loss is recognized for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Impairment of Long-Lived Assets — In accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses the recoverability of the carrying value of its long-lived assets when events occur that indicate an impairment in value may exist. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. If this occurs, an impairment loss is recognized for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Recently issued accounting pronouncements

Accounting Pronouncements — In August 2020, the FASB issued ASU No. 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments. The new guidance removes the separation models for convertible debt with a cash conversion feature or a beneficial conversion feature. In addition, the new standard provides guidance on calculating the dilutive impact of convertible debt on earnings per share. The ASU clarifies that the average market price should be used to calculate the diluted earnings per share denominator when the exercise price or the number of shares that may be issued is variable. The ASU is effective for the Company on January 1, 2022, including interim periods, with early adoption permitted. The ASU permits the use of either a full or modified retrospective method of adoption. The Company is still evaluating the impact of the adoption of this ASU on its future financial statements and disclosures.

Accounting Pronouncements — In August 2020, the FASB issued ASU No. 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments. The new guidance removes the separation models for convertible debt with a cash conversion feature or a beneficial conversion feature. In addition, the new standard provides guidance on calculating the dilutive impact of convertible debt on earnings per share. The ASU clarifies that the average market price should be used to calculate the diluted earnings per share denominator when the exercise price or the number of shares that may be issued is variable. The ASU is effective for the Company on January 1, 2022, including interim periods, with early adoption permitted. The ASU permits the use of either a full or modified retrospective method of adoption. The Company is still evaluating the impact of the adoption of this ASU on its future financial statements and disclosures.

Accounting Pronouncements — In August 2020, the FASB issued ASU No. 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40) - Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments. The new guidance removes the separation models for convertible debt with a cash conversion feature or a beneficial conversion feature. In addition, the new standard provides guidance on calculating the dilutive impact of convertible debt on earnings per share. The ASU clarifies that the average market price should be used to calculate the diluted earnings per share denominator when the exercise price or the number of shares that may be issued is variable. The ASU is effective for the Company on January 1, 2022, including interim periods, with early adoption permitted. The ASU permits the use of either a full or modified retrospective method of adoption. The Company is still evaluating the impact of the adoption of this ASU on its future financial statements and disclosures.

Reverse Acquisition Accounting

Reverse Acquisition Accounting — We have adopted reverse acquisition accounting methods in connection with the Company’s Acquisition of Tingo Mobile. Accordingly, the consolidated financial statements reflect the results of Tingo Mobile for the periods indicated in this Report.

Reverse Acquisition Accounting — We have adopted reverse acquisition accounting methods in connection with the Company’s Acquisition of Tingo Mobile. Accordingly, the consolidated financial statements reflect the results of Tingo Mobile for the periods indicated in this Report.

Reverse Acquisition Accounting — We have adopted reverse acquisition accounting methods in connection with the Company’s Acquisition of Tingo Mobile. Accordingly, the consolidated financial statements reflect the results of Tingo Mobile for the periods indicated in this Report.

Classes of Common Stock

Classes of Common Stock — The Company has two classes of common stock. Each share of Class A common stock is entitled to one (1) vote, and is entitled to receive dividends when and if declared by the board of directors out of assets legally available therefor. Each share of Class B common stock is entitled to ten (10) votes, but carries no dividend, distribution, liquidation, conversion, or economic rights of any kind.

Classes of Common Stock — The Company has two classes of common stock. Each share of Class A common stock is entitled to one (1) vote, and is entitled to receive dividends when and if declared by the board of directors out of assets legally available therefor. Each share of Class B common stock is entitled to ten (10) votes, but carries no dividend, distribution, liquidation, conversion, or economic rights of any kind.

Classes of Common Stock — The Company has two classes of common stock. Each share of Class A common stock is entitled to one (1) vote, and is entitled to receive dividends when and if declared by the board of directors out of assets legally available therefor. Each share of Class B common stock is entitled to ten (10) votes, but carries no dividend, distribution, liquidation, conversion, or economic rights of any kind.

Distributable Earnings

Distributable Earnings — The components that make up distributable earnings (accumulated undistributed surplus) on the Consolidated Balance Sheet as of March 31, 2022 and December 31, 2021 are as follows:

	March 31, 2022	December 31, 2021
Net Profit (Loss) for period	$26,990,088	$(186,698,484)
Accumulated surplus	269,442,456	456,140,940
Accumulated Surplus	$296,432,544	$269,442,456

Distributable Earnings — The components that make up distributable earnings (accumulated undistributed deficit) on the Condensed Consolidated Balance Sheet as of September 30, 2021 and December 31, 2020 are as follows:

	September 30, 2021	December 31, 2020
Net Profit for period	$4,650,698	$141,970,335
Issuance of shares for IWeb acquisition	(3,316,865)	—
Accumulated surplus	458,538,770	314,439,471
Accumulated Surplus	$459,872,603	$456,409,806

Distributable Earnings — The components that make up distributable earnings (accumulated undistributed deficit) on the Consolidated Balance Sheet as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Net Profit (loss) for year	$(185,779,449)	$141,970,335
Acquisition of the Company (IWeb)	(3,316,865)	—
Accumulated surplus	458,538,770	316,568,435
Accumulated Surplus	$269,442,456	$458,538,770

Prepayments

Prepayments — The company reflects the full cost of the mobile phones purchased as a prepaid cost at the outset. The leasing of mobile phones runs over a three-year term and a monthly release to cost of sales is conducted to match the income recognition of the monthly revenue from mobile phone leasing on a matching principle.

Prepayments — The company reflects the full cost of the mobile phones purchased as a prepaid cost at the outset. The leasing of mobile phones runs over a three year term and a monthly relase to cost of sales is conducted to match the income recognition of the monthly revenue from mobile phone leasing on a matching principle.

Prepayments — The company reflects the full cost of the mobile phones purchased as a prepaid cost at the outset. The leasing of mobile phones runs over a three-year term and a monthly release to cost of sales is conducted to match the income recognition of the monthly revenue from mobile phone leasing on a matching principle.

Deferred Income

Deferred Income — The Company reflects the full value of the three-year revenues due in accordance with the mobile leasing contract. On a straight-line basis, a monthly release is made to profit and loss to reflect revenue from mobile leasing over the 36-month term.

Deferred Income — The Company reflects the full value of the three year revenues due in accordance with the mobile leasing contract. On a straight line basis, a monthly release is made to profit and loss to reflect revenue from mobile leasing over the 36-month term.

Deferred Income — The Company reflects the full value of the three-year revenues due in accordance with the mobile leasing contract. On a straight-line basis, a monthly release is made to profit and loss to reflect revenue from mobile leasing over the 36 months term.

Leased Assets

Leased Assets — The Company makes the use of leasing arrangements principally for the provision of the offices and related facilities. The rental contracts for offices are typically negotiated for terms of between 1 and 10 years and some of these have extension terms. Lease terms for office fixtures and equipment have lease terms of between 1 year and 10 years without any extension terms. The company does not enter into sale and leaseback arrangements. All the leases are negotiated on an individual basis and contain a wide variety of different terms and conditions such as purchase options and escalation clauses. The Company assesses whether a contract is or contains a lease at inception of the contract. A lease conveys the right to direct the use and obtain substantially all of the economic benefits of an identified asset for a period of time in exchange for consideration.

Leased Assets — The Company makes the use of leasing arrangements principally for the provision of the offices and related facilities. The rental contracts for offices are typically negotiated for terms of between 1 and 10 years and some of these have extension terms. Lease terms for office fixtures and equipment have lease terms of between 1 year and 10 years without any extension terms. The company does not enter into sale and leaseback arrangements. All the leases are negotiated on an individual basis and contain a wide variety of different terms and conditions such as purchase options and escalation clauses. The Company assesses whether a contract is or contains a lease at inception of the contract. A lease conveys the right to direct the use and obtain substantially all of the economic benefits of an identified asset for a period of time in exchange for consideration.

Leased Assets — The Company makes the use of leasing arrangements principally for the provision of the offices and related facilities. The rental contracts for offices are typically negotiated for terms of between 1 and 10 years and some of these have extension terms. Lease terms for office fixtures and equipment have lease terms of between 1 year and 10 years without any extension terms. The company does not enter into sale and leaseback arrangements. All the leases are negotiated on an individual basis and contain a wide variety of different terms and conditions such as purchase options and escalation clauses. The Company assesses whether a contract is or contains a lease at inception of the contract. A lease conveys the right to direct the use and obtain substantially all of the economic benefits of an identified asset for a period of time in exchange for consideration.

Measurement and Recognition of Leases as a Lessee

Measurement and Recognition of Leases as a Lessee — At lease commencement date, the Company recognizes a right-of-use asset and a lease liability on the balance sheet. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the company, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received). The company depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Company also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the incremental borrowing rate. The incremental borrowing rate is the estimated rate that the Company would have to pay to borrow the same amount over a similar term, and with similar security to obtain an asset of equivalent value. This rate is adjusted should the lessee entity have a different risk profile to that of the company.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced by lease payments that are allocated between repayments of principal and finance costs. The finance cost is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

The lease liability is reassessed when there is a change in the lease payments. Changes in lease payments arising from a change in the lease term or a change in the assessment of an option to purchase a leased asset. The revised lease payments are discounted using the incremental borrowing rate at the date of reassessment when the rate implicit in the lease cannot be readily determined. The amount of the remeasurement of the lease liability is reflected as an adjustment to the carrying amount of the right-of-use asset. The exception being when the carrying amount of the right-of-use asset has been reduced to zero then any excess is recognized in profit or loss.

Payments under leases can also change when there is either a change in the amounts expected to be paid under residual value guarantees or when future payments change through an index or a rate used to determine those payments, including changes in market rental rates following a market rent review. The lease liability is remeasured only when the adjustment to lease payments takes effect and the revised contractual payments for the remainder of the lease term are discounted using an unchanged discount rate. Except for where the change in lease payments results from a change in floating interest rates, in which case the discount rate is amended to reflect the change in interest rates.

The remeasurement of the lease liability is dealt with by a reduction in the carrying amount of the right-of use asset to reflect the full or partial termination of the lease for lease modifications that reduce the scope of the lease. Any gain or loss relating to the partial or full termination of the lease is recognized in profit or loss. The right-of-use asset is adjusted for all other lease modifications.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. These leases relate to residential houses for a year. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Measurement and Recognition of Leases as a Lessee — At lease commencement date, the company recognises a right-of-use asset and a lease liability on the balance sheet. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct expenses incurred by the company, an estimate of any expenses to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received). The company depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The company also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the incremental borrowing rate. The incremental borrowing rate is the estimated rate that the Company would have to pay to borrow the same amount over a similar term, and with similar security to obtain an asset of equivalent value. This rate is adjusted should the lessee entity have a different risk profile to that of the company.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced by lease payments that are allocated between repayments of principal and finance expenses. The finance cost is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

The lease liability is reassessed when there is a change in the lease payments. Changes in lease payments arising from a change in the lease term or a change in the assessment of an option to purchase a leased asset. The revised lease payments are discounted using the incremental borrowing rate at the date of reassessment when the rate implicit in the lease cannot be readily determined. The amount of the remeasurement of the lease liability is reflected as an adjustment to the carrying amount of the right-of-use asset. The exception being when the carrying amount of the right-of-use asset has been reduced to zero then any excess is recognised in profit or loss.

Payments under leases can also change when there is either a change in the amounts expected to be paid under residual value guarantees or when future payments change through an index or a rate used to determine those payments, including changes in market rental rates following a market rent review. The lease liability is remeasured only when the adjustment to lease payments takes effect and the revised contractual payments for the remainder of the lease term are discounted using an unchanged discount rate. Except for where the change in lease payments results from a change in floating interest rates, in which case the discount rate is amended to reflect the change in interest rates.

The remeasurement of the lease liability is dealt with by a reduction in the carrying amount of the right-ofuse asset to reflect the full or partial termination of the lease for lease modifications that reduce the scope of the lease. Any gain or loss relating to the partial or full termination of the lease is recognised in profit or loss. The right-of-use asset is adjusted for all other lease modifications.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. These leases relate to residential houses for a year. Instead of recognising a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Measurement and Recognition of Leases as a Lessee — At lease commencement date, the company recognizes a right-of-use asset and a lease liability on the balance sheet. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct expenses incurred by the company, an estimate of any expenses to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received). The company depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The company also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the incremental borrowing rate. The incremental borrowing rate is the estimated rate that the Company would have to pay to borrow the same amount over a similar term, and with similar security to obtain an asset of equivalent value. This rate is adjusted should the lessee entity have a different risk profile to that of the company.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced by lease payments that are allocated between repayments of principal and finance expenses. The finance cost is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

The lease liability is reassessed when there is a change in the lease payments. Changes in lease payments arising from a change in the lease term or a change in the assessment of an option to purchase a leased asset. The revised lease payments are discounted using the incremental borrowing rate at the date of reassessment when the rate implicit in the lease cannot be readily determined. The amount of the remeasurement of the lease liability is reflected as an adjustment to the carrying amount of the right-of-use asset. The exception being when the carrying amount of the right-of-use asset has been reduced to zero then any excess is recognized in profit or loss.

Payments under leases can also change when there is either a change in the amounts expected to be paid under residual value guarantees or when future payments change through an index or a rate used to determine those payments, including changes in market rental rates following a market rent review. The lease liability is remeasured only when the adjustment to lease payments takes effect and the revised contractual payments for the remainder of the lease term are discounted using an unchanged discount rate. Except for where the change in lease payments results from a change in floating interest rates, in which case the discount rate is amended to reflect the change in interest rates.

The remeasurement of the lease liability is dealt with by a reduction in the carrying amount of the right-of use asset to reflect the full or partial termination of the lease for lease modifications that reduce the scope of the lease. Any gain or loss relating to the partial or full termination of the lease is recognized in profit or loss. The right-of-use asset is adjusted for all other lease modifications.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. These leases relate to residential houses for a year. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.